General and administrative expense and Termination benefits - Tax expenses (reversal) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Withholding taxes	$ (4,624)	$ (6,398)	$ 4,952
VAT	(1,446)	(2,999)	3,020
Other taxes	3,149	1,378	3,242
Total	$ (2,921)	$ (8,018)	$ 11,214